Note 8 - Stock Incentive Plan (Tables)	3 Months Ended
Mar. 31, 2020
Notes Tables
Schedule of Nonvested Share Activity [Table Text Block]
Unvested Shares	Shares	Weighted-Average Grant-Date Fair Value
Unvested on January 1, 2020	23,284	6.77
Granted	–	–
Vested	–	–
Forfeited	–	–
Unvested on March 31, 2020	23,284	6.77